INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6.	INTANGIBLE ASSETS, NET

	December 31,
	2021	2020
Finite-lived intangible assets:
Internal-use software	$4,207	$4,038
Less: accumulated amortization	(1,430)	(33)

	$2,777	$4,005

The amortization expenses of
internal-use
software recognized for the years ended December 31, 2021 and 2020 were $1,401 and $33, respectively.

As of December 31, 2021, the estimated future amortization expenses of internal-use
software are as follows:

Year ending December 31,
2022	$1,402
2023	1,369
2024	6

$2,777